Acquisition (Schedule of Final Purchase Price of IKON) (Details) (IKON [Member], JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2010
IKON [Member]
Receivables and other assets		¥ 139,252
Property and equipment		18,798
Identifiable intangible assets		55,566
Goodwill		145,753
Trade Payables		(23,616)
Indebtedness		(81,737)
Other liabilities		(83,706)
Total cash consideration		170,310
Net sales	2,301,087
Net income attributable to Ricoh Company, Ltd.	¥ 3,326
Basic	¥ 4.59
Diluted	¥ 4.44